UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number: 811-8255

                              THE WORLD FUNDS, INC.
                            ------------------------
              (Exact name of registrant as specified in charter)

             8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
             -------------------------------------------------------
              (Address of  principal executive offices) (Zip code)

                           Thomas S. Harman, Esquire
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                         -----------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (800) 527-9525

                   Date of fiscal year end: August 31st

                  Date of reporting period: February 28, 2007

ITEM 1.  Reports to Shareholders.

                      Semi-Annual Report to Shareholders

                                CSI Equity Fund


 LOGO

                           For the Six Months Ended

                               February 28, 2006


CSI EQUITY FUND

Fund Expenses Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on certain redemptions made within 90 days of purchase and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2005 and held for the six months ended February 28, 2006.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------
                                                                  Expenses Paid
                                                                 During Period*
                            Beginning Account  Ending Account   September 1, 2005
                                  Value             Value            through
INVESTOR CLASS              September 1, 2005 February 28, 2006 February 28, 2006
---------------------------------------------------------------------------------
Actual                           $1,000           $1,054.77           $7.59
---------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)      $1,000           $1,017.55           $7.45
---------------------------------------------------------------------------------

                                CSI Equity Fund

                                      1

--------------------------------------------------------------------------------------------
                                Beginning          Ending       Expenses Paid During Period*
                              Account Value     Account Value    September 1, 2005 through
INSTITUTIONAL CLASS         September 1, 2005 February 28, 2006      February 28, 2006
--------------------------------------------------------------------------------------------
Actual                           $1,000           $1,054.80                $7.59
--------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)      $1,000           $1,017.55                $7.45
--------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets
 LOGO


                                CSI Equity Fund

                                      2

                                CSI EQUITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               February 28, 2006
                                  (Unaudited)

            Number
            of
            Shares  Description                        Market Value
            ------- -----------                        ------------

                    Common Stocks:              99.58%

                    Banking:                    15.54%
            133,000 Banco De Santander ADR             $  1,944,460
             40,800 Bank America                          1,870,680
             50,000 Danske Bank AS                        1,795,000
             41,000 DBS Group Holdings ADR                1,659,069
             22,700 HSBC Holdings ADR                     1,945,163
             15,600 National Bank Austria                 2,115,516
             34,700 Wachovia Corp.                        1,945,629
             29,700 Wells Fargo & Co.                     1,906,740
                                                       ------------
                                                         15,182,257
                                                       ------------

                    Beverages:                   3.30%
             33,000 Anheuser Busch Cos.                   1,370,820
             31,300 Pepsico Inc.                          1,850,143
                                                       ------------
                                                          3,220,963
                                                       ------------

                    Computer and Peripherals:    3.63%
            102,000 Cisco Systems, Inc.*                  2,064,480
             51,000 Dell Computer*                        1,479,000
                                                       ------------
                                                          3,543,480
                                                       ------------

                    Computer Software/Services:  3.69%
             67,600 Microsoft Corp.                       1,818,440
             35,000 SAP ADR*                              1,788,500
                                                       ------------
                                                          3,606,940
                                                       ------------

                    Drug and Medical:            7.78%
             46,600 Abbott Laboratories                   2,058,788
             24,300 Amgen, Inc.*                          1,834,407
             32,000 Johnson & Johnson                     1,844,800
             71,225 Pfizer Inc.                           1,865,383
                                                       ------------
                                                          7,603,378
                                                       ------------

                    Electronics/Equipment:       7.72%
             32,400 Canon Inc. ADR                        2,024,352
             24,100 Emerson Electric Co.                  1,971,621
             53,200 General Electric Corp.                1,748,684
             33,300 Medtronic Inc.                        1,796,535
                                                       ------------
                                                          7,541,192
                                                       ------------

                                CSI Equity Fund

                                      3

             Number
             of
             Shares Description                       Market Value
             ------ -----------                       ------------

                    Financial:                  6.08%
             29,200 American International            $  1,937,712
             44,000 1st Data Corp                        1,985,720
             32,300 State Street Corp                    2,018,104
                                                      ------------
                                                         5,941,536
                                                      ------------

                    Food:                       7.09%
             25,000 Diageo PLC ADR                       1,542,500
             25,300 Nestle S.A. ADR*                     1,860,152
             57,900 Sysco Corp.                          1,742,211
             28,000 William Wrigley Jr. Company          1,779,120
                                                      ------------
                                                         6,923,983
                                                      ------------

                    Household:                  3.94%
              7,000 Kao Corporation ADR*                 1,909,778
             32,300 Proctor & Gamble                     1,935,739
                                                      ------------
                                                         3,845,517
                                                      ------------

                    Manufacturing:              5.52%
             43,700 Dupont EI                            1,758,488
             23,700 3M Co.                               1,744,083
             32,400 United Technologies                  1,895,400
                                                      ------------
                                                         5,397,971
                                                      ------------

                    Materials:                  2.10%
             56,900 BHP Billiton LTD ADR                 2,053,521
                                                      ------------

                    Oil:                        7.80%
             28,600 BP PLC ADR                           1,899,612
             30,400 Conocophillips                       1,853,184
             18,400 Schlumberger Ltd.*                   2,116,000
             13,900 Total Fina ADR                       1,753,207
                                                      ------------
                                                         7,622,003
                                                      ------------

                    Retail:                     8.86%
             64,800 Avon Products                        1,869,480
             40,000 Bed Bath & Beyond*                   1,441,600
             37,900 Costco Wholesale                     1,943,512
             45,300 Home Depot Inc.                      1,909,395
             33,000 Walmart                              1,496,880
                                                      ------------
                                                         8,660,867
                                                      ------------

                    Semi-conductors:            1.52%
             72,000 Intel Corp.                          1,483,200
                                                      ------------

                                CSI Equity Fund

                                      4

               Number
               of
               Shares Description                   Market Value
               ------ -----------                   ------------

                      Telecommunications:     3.71%
               77,000 China Telecom Ltd Adr         $  1,865,710
               37,000 Hutchison Whampoa ADR            1,764,482
                                                    ------------
                                                       3,630,192
                                                    ------------

                      Transportation:         7.28%
               19,000 Fedex Corporation                2,037,560
               24,000 Harley-Davidson                  1,260,240
               25,200 Johnson Controls Inc.            1,796,004
               18,950 Toyota Motor ADR                 2,025,186
                                                    ------------
                                                       7,118,990
                                                    ------------

                      Utilities:              4.02%
               55,700 EON AG ADR*                      2,063,128
               44,600 FPL Group                        1,870,078
                                                    ------------
                                                       3,933,206
                                                    ------------

                      Total Investments:
                      (Cost: $77,766,388)    99.58% $ 97,309,196
                      Other assets, net       0.42%      412,262
                                            ------- ------------
                      Net Assets            100.00% $ 97,721,458
                                            ======= ============

* Non-income producing

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

                                CSI Equity Fund

                                      5

CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2006 (Unaudited)

Assets
Investments at value (identified cost of $77,766,388) (Note 1)                                     $97,309,196
Cash                                                                                                   166,551
Dividends receivable                                                                                   201,279
Interest receivable                                                                                        923
Prepaid Expenses                                                                                        71,144
                                                                                                   -----------
Total Assets                                                                                        97,749,093
                                                                                                   -----------
Liabilities
  Accrued advisor fees                                                                                  25,160
  Other accrued expenses                                                                                 2,475
                                                                                                   -----------
Total Liabilities                                                                                       27,635
                                                                                                   -----------
Net Assets                                                                                         $97,721,458
                                                                                                   ===========
Net Assets Consist of:
Paid-in-capital applicable to 5,972,153 $0.01 par value shares of beneficial interest outstanding;
 50,000,000 shares authorized                                                                      $77,817,055
Undistributed net investment income                                                                    124,131
Accumulated net realized gain (loss) on investments                                                    237,464
Net unrealized appreciation of investments                                                          19,542,808
                                                                                                   -----------
Net Assets                                                                                         $97,721,458
                                                                                                   ===========
Net Asset Value Per Share
Investor Class Shares
 ($46,317,973/2,829,271 shares outstanding)                                                        $     16.37
                                                                                                   ===========
Institutional Class Shares
 ($51,403,485/3,142,882 shares outstanding)                                                        $     16.36
                                                                                                   ===========

See Notes to Financial Statements.

                                CSI Equity Fund

                                      6

CSI EQUITY FUND
STATEMENT OF OPERATIONS
Six Months Ended February 28, 2006 (Unaudited)

Investment Income
Income
 Dividend                                                          $906,091
 Interest                                                            23,448
                                                                   --------
 Total investment income                                                    $   929,539
                                                                            -----------
Expenses
 Investment advisory fees (Note 2)                                  540,913
 Recordkeeping and administrative services (Note 2)                  91,095
 Custody fees                                                         5,159
 Accounting fees (Note 2)                                            20,437
 Professional fees                                                   30,013
 Transfer agent fees (Note 2)                                        18,941
 Registration fees                                                   22,697
 Shareholder servicing and reports                                   13,877
 Chief Compliance Officer fees                                        9,615
 Directors fees                                                       5,200
 Insurance                                                           24,228
 Miscellaneous expenses                                              23,233
                                                                   --------
 Total expenses                                                                 805,408
                                                                            -----------
Net investment income (loss)                                                    124,131
                                                                            -----------
Realized and Unrealized Gain (Loss) on Investments
 Net realized gain (loss) on investments                                      8,334,122
 Change in net unrealized appreciation/depreciation on investments           (1,479,743)
                                                                            -----------
 Net realized and unrealized gain (loss) on investments                       6,854,379
                                                                            -----------
 Increase (decrease) in net assets from operations                          $ 6,978,510
                                                                            ===========

See Notes to Financial Statements.

                                CSI Equity Fund

                                      7

CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                   Six Months Ended
                                                                   February 28, 2006   Year Ended
                                                                      (Unaudited)    August 31, 2005
                                                                   ----------------- ---------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                        $    124,131     $    886,824
 Net realized gain (loss) on investments                                8,334,122        2,547,962
 Change in net unrealized appreciation/depreciation of
  investments                                                          (1,479,743)       7,323,096
                                                                     ------------     ------------
 Increase (decrease) in net assets from operations                      6,978,510       10,757,882
                                                                     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income
   Investor Class                                                        (419,006)        (123,343)
   Institutional Class                                                   (467,818)         (87,720)
                                                                     ------------     ------------
 Decrease in net assets from distributions                               (886,824)        (211,063)
                                                                     ------------     ------------
CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold
   Investor Class                                                          35,152        1,240,557
   Institutional Class                                                  2,367,140        7,943,378
 Distributions reinvested
   Investor Class                                                         405,861          122,587
   Institutional Class                                                    467,811           87,720
 Shares redeemed
   Investor Class                                                     (23,579,423)      (9,632,786)
   Institutional Class                                                 (5,637,998)      (6,420,788)
                                                                     ------------     ------------
 Increase (decrease) in net assets from capital share transactions    (25,941,457)      (6,659,332)
                                                                     ------------     ------------
NET ASSETS
 Increase (decrease) during period                                    (19,849,771)       3,887,487
 Beginning of period                                                  117,571,229      113,683,742
                                                                     ------------     ------------
End of period (including undistributed net investment income of
  $124,131 and $886,824, respectively)                               $ 97,721,458     $117,571,229
                                                                     ============     ============

See Notes to Financial Statements.

                                CSI Equity Fund

                                      8

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

                                                                      Investor Class
                                           ---------------------------------------------------------------
                                           Six Months Ended                Years Ended August 31,
                                           February 28, 2006 ---------------------------------------------
                                              (Unaudited)      2005     2004     2003     2002         2001
                                           ----------------- -------  -------  -------- --------  --------
Net asset value, beginning of period            $ 15.52      $ 14.20  $ 12.66  $  12.07 $  13.62  $  18.37
                                                -------      -------  -------  -------- --------  --------
Investment activities
  Net investment income (loss)                    --/1/         0.09     0.04      0.05       --      0.01
  Net realized and unrealized gain (loss)
   on investments                                  1.00         1.26     1.55      0.54    (1.54)    (3.45)
                                                -------      -------  -------  -------- --------  --------
Total from investment activities                   1.00         1.35     1.59      0.59    (1.54)    (3.44)
                                                -------      -------  -------  -------- --------  --------
Distributions
  Net investment income                          (0.15)        (0.03)   (0.05)  0.00/1/    (0.01)       --
  Net realized gain                                  --           --       --        --       --     (1.31)
                                                -------      -------  -------  -------- --------  --------
Total distributions                               (0.15)       (0.03)   (0.05)     0.00    (0.01)    (1.31)
                                                -------      -------  -------  -------- --------  --------
Net asset value, end of period                  $ 16.37      $ 15.52  $ 14.20  $  12.66 $  12.07  $  13.62
                                                =======      =======  =======  ======== ========  ========

Ratios/Supplemental Data
Total Return                                      5.45%        9.50%   12.55%     4.91%  (11.31%)  (19.32%)
                                                =======      =======  =======  ======== ========  ========
Ratio to average net assets/(A)/
  Expenses                                        1.49%*       1.49%    1.49%     1.49%    1.51%      1.45%/(B)/
  Expenses - net                                  1.49%*       1.49%    1.49%     1.49%    1.51%      1.44%/(c)/
  Net investment income                           0.00%*       0.74%    0.23%     0.36%    0.00%     0.06%
Portfolio turnover rate                           4.51%       17.51%   25.11%    10.28%   15.86%    17.16%
Net assets, end of year (000's)                 $46,318      $66,112  $68,205  $ 69,428 $ 74,829  $104,283

/1/ Less than one cent
* Annualized

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.04% for the year ended August 31, 2005 and 0.08% for the year ended August 31, 2003.

/(B) /Expense ratio has been increased to include custodian fees which were offset by custodian credits for the year ended August 31, 2001.

/(C)/ Expense ratio-net reflects the effect of the custodian fee credits, fee waivers and reimbursements.

See Notes to Financial Statements

                                CSI Equity Fund

                                      9

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

                                                              Institutional Class
                                    -----------------------------------------------------------------
                                    Six Months Ended        Years Ended August 31,
                                    February 28, 2006 ----------------------------------    Period Ended
                                       (Unaudited)      2005     2004    2003     2002    August 31, 2001*
                                    ----------------- -------  -------  ------- --------  ----------------
Net asset value, beginning of
 period                                  $ 15.51      $ 14.18  $ 12.65  $ 12.06 $  13.62      $ 14.95
                                         -------      -------  -------  ------- --------      -------
Investment activities
  Net investment income (loss)                --/1/      0.09     0.03     0.04       --           --
  Net realized and unrealized gain
   (loss) on investments                    1.00         1.27     1.55     0.55    (1.55)       (0.62)
                                         -------      -------  -------  ------- --------      -------
Total from investment activities            1.00         1.36     1.58     0.59    (1.55)       (0.62)
                                         -------      -------  -------  ------- --------      -------
Distributions
  Net investment income                   (0.15)        (0.03)   (0.05)      --    (0.01)          --
  Net realized gain                           --           --       --       --       --        (0.71)
                                         -------      -------  -------  ------- --------      -------
Total distributions                        (0.15)       (0.03)   (0.05)      --    (0.01)       (0.71)
                                         -------      -------  -------  ------- --------      -------
Net asset value, end of period           $ 16.36      $ 15.51  $ 14.18  $ 12.65 $  12.06      $ 13.62
                                         =======      =======  =======  ======= ========      =======

Ratios/Supplemental Data
Total Return                               5.46%        9.57%   12.48%    4.89%  (11.38%)      (4.26%)
                                         =======      =======  =======  ======= ========      =======
Ratio to average net assets/(A)/
  Expenses                                 1.49%**      1.49%    1.49%    1.49%    1.62%        1.45%**/(B)/
  Expenses - net                           1.49%**      1.49%    1.49%    1.49%    1.62%        1.44%**/(C)/
  Net investment income                    0.00%**      0.74%    0.23%    0.36%    0.00%        0.01%**
Portfolio turnover rate                    4.51%       17.51%   25.11%   10.28%   15.86%       17.16%
Net assets, end of period (000's)        $51,403      $51,459  $45,479  $36,648 $ 22,891      $ 6,598

 * Commencement of operations of Institutional Class Shares was June 28, 2001 ** Annualized
/1/   Less than one cent

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.04% for the year ended August 31, 2005 and 0.08% for the year ended August 31, 2003.

/(B) /Expense ratio has been increased to include custodian fees which were offset by custodian credits for the year ended August 31, 2001.

/(C)/ Expense ratio-net reflects the effect of the custodian fee credits, fee waivers and reimbursements.


See Notes to Financial Statements

                                CSI Equity Fund

                                      10

CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2006 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 1,050,000,000 shares of $.01 par value common stock.

The objective of the Fund is to seek to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

Valuation. The Fund's securities are valued at current market prices. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. Depositary receipts are valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $8,096,658 available to offset future capital gains, if any, of which $2,057,534 expires in 2007, $4,557,375 expires in 2010 and $1,481,749 expires in 2012.

Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                CSI Equity Fund

                                      11

Class Net Asset Values and Expenses. All income, expenses, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and transfer agency expenses are allocated to the particular class to which they are attributable. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $22,697 of filing and registration fees expense incurred and the $13,877 of shareholder services and reports expense incurred, CSS received $3,075 and $1,318, respectively, for these services. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million. CSS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 1.49% of average daily net assets through August 31, 2006. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the six months ended February 28, 2006, CSS received $91,095 in administrative fees.

The Administrator will be entitled to reimbursement of fees waived or remitted by the Administrator to the Fund. The total amount of reimbursement recoverable by the Administrator is the sum of all fees previously waived or remitted by the Administrator to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Administrator with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2006 was $90,926 of which $47,820 expires August 31, 2006 and $43,106 expires August 31, 2008.

First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the six months ended February 28, 2006, FDCC received no fees and commissions from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 90 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 28, 2006, the CDSC for Fund shares redeemed was $144.

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $18,941, for its services for the six months ended February 28, 2006.

Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $20,437 for its services for the six months ended February 28, 2006.

Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSI, CSS, CFA and FSI.

                                CSI Equity Fund

                                      12

NOTE 3 - INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2006, aggregated $4,846,137 and $31,148,922, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the six months ended February 28, 2006 and the year ended August 31, 2005 was as follows:

                                    Six Months Ended
                                    February 28, 2006   Year Ended
                                       (Unaudited)    August 31, 2005
                                    ---------------------------------
           Distributions paid from:
           Ordinary income              $886,824         $211,063
                                        ========         ========

    Cost for Federal Income tax purpose is $77,766,388 and net unrealized appreciation consists of:

Gross unrealized appreciation $22,456,058
Gross unrealized depreciation  (2,913,250)
                              -----------
Net unrealized appreciation   $19,542,808
                              ===========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

    Capital stock transactions for each class of shares were:

                                 Investor Class        Institutional Class
                                Six Months Ended         Six Months Ended
                                February 28, 2006       February 28, 2006
                                   (Unaudited)             (Unaudited)
                            ------------------------------------------------
                              Shares        Value      Shares      Value
                            ------------------------------------------------
    Shares sold                  2,192  $     35,152   150,053  $ 2,367,140
    Shares reinvested           25,193       405,861    29,057      467,811
    Shares redeemed         (1,458,035)  (23,579,423) (355,062)  (5,637,998)
                            ----------  ------------  --------  -----------
    Net increase (decrease) (1,430,650) $(23,138,410) (175,952) $(2,803,047)
                            ==========  ============  ========  ===========

                                CSI Equity Fund

                                      13

                                 Investor Class      Institutional Class
                                   Year Ended             Year Ended
                                August 31, 2005        August 31, 2005
                             ---------------------------------------------
                              Shares      Value      Shares      Value
                             ---------------------------------------------
     Shares sold               82,517  $ 1,240,557   530,120  $ 7,943,378
     Shares reinvested          7,940      122,587     5,690       87,720
     Shares redeemed         (634,547)  (9,632,786) (423,802)  (6,420,788)
                             --------  -----------  --------  -----------
     Net increase (decrease) (544,090) $(8,269,642)  112,008  $ 1,610,310
                             ========  ===========  ========  ===========

NOTE 6 - SUBSEQUENT EVENT

On December 30, 2005, the shareholders of The Matterhorn Growth Fund, Inc. ("Matterhorn") approved an Agreement and Plan of Reorganization between Matterhorn and the CSI Equity Fund whereby substantially all of the assets and stated liabilities of Matterhorn were transferred to the CSI Equity Fund. Matterhorn shareholders received Class A shares of the Fund in exchange for their Matterhorn shares. No gain or loss for federal income tax purposes was recognized on the exchange. The actual exchange took place March 1, 2006. The CSI Equity Fund Class A (the "Acquiring Fund") acquired the assets and assumed the liabilities of Matterhorn Growth Fund, Inc. (the "Acquired Fund") in a tax-free reorganization in exchange for Class A shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. Net assets and unrealized appreciation as of the reorganization date were as follows:

   Total net assets of        Total net assets of       Acquiring Fund after     Acquired Fund Unrealized
      Acquired Fund             Acquiring Fund               Acquisition               Appreciation
-------------------------  -------------------------  -------------------------  -------------------------
       $4,059,066                 $98,337,089               $102,396,155                 $278,866

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reverence Room in Washington, D.C. Information on the Operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                CSI Equity Fund

                                      14

ADVISORY CONTRACT APPROVAL

At its meeting held on November 16, 2005, the Board of Directors of the Company, including the Directors who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), unanimously re-approved an investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of the Fund, and CSI Capital Management, LLC (the "Advisor"). In connection with this meeting, the Board requested and reviewed a variety of written materials from the Advisor regarding: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Fund and the Advisor;
(iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. The Directors used this information, as well as other information that the Advisor and other Fund service providers may have submitted to the Board, to help them decide whether to approve the Advisory Agreement. In approving the Advisory Agreement, the Directors considered many factors, including the following:

The nature, extent and quality of services to be provided by the Advisor. The Directors reviewed the services that the Advisor would provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Directors received information concerning the investment philosophy and investment process to be applied by the Advisor in managing the Fund. In this regard, the Directors considered the Advisor's research capabilities as well as other resources available to the Advisor. The Directors also discussed with officers and portfolio managers of the Fund the investment strategy of the Fund and the type of investments that would be made on behalf of the Fund. Additionally, the Directors considered the Advisor's personnel structure, portfolio manager compensation and its positive compliance history. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Advisor.

Investment performance of the Fund and the Advisor. On the basis of the Directors' review of the Fund's performance history, and the Directors' assessment of the nature, extent and quality of advisory services to be provided or procured by the Advisor, the Directors concluded that the Advisor is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

Consideration of advisory fee; cost of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund. Next, the Directors considered the level of advisory fees paid by the Fund and profitability of the Advisor. Based on such information, the Directors concluded that the advisory fee and the overall expense ratio of the Fund are generally consistent with industry averages and otherwise fair and reasonable in light of the services provided by the Advisor.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. Although the Advisory Agreement does not provide for breakpoints in the advisory fee should Fund assets meaningfully grow, the Board concluded that the advisory fees appropriately reflect the Fund's expected size, the current economic environment of the Advisor, and the competitive nature of the investment company market. The Directors therefore concluded that they were satisfied with the fee levels under the Advisory Agreement, given that economies of scale would not likely be realized during the term of the Advisory Agreement and that this issue could be revisited at any time that economies of scale materialized.

                                CSI Equity Fund

                                      15

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Directors, unanimously:
(a) concluded that the terms of the Advisory Agreement are fair and reasonable;
(b) concluded that the Advisor's fees are reasonable in light of the services that the Advisor will provide to the Fund; and (c) agreed to re-approve the Advisory Agreement for a term of one year.

                                CSI Equity Fund

                                      16

Investment Adviser:

   CSI Capital Management, Inc.
     445 Bush Street, 5/th/ Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Term:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Fund Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call CSI Funds at (800) 527-9525, Toll Free or visit our website at www.theworldfunds.com.

SATUIT CAPITAL MANAGEMENT SMALL CAP FUND (formerly GENOMICSFUND)

Fund Expenses Example (unaudited)

      As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2006 and held for the six months ended February 28, 2007.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

------------------------------------------------------------------------------------------------
                                Beginning          Ending       Expenses Paid During the Period*
                              Account Value     Account Value      September 1, 2006 through
                            September 1, 2006 February 28, 2007        February 28, 2007
------------------------------------------------------------------------------------------------
Actual                           $1,000           $1,040.11                  $9.61
------------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)      $1,000           $1,015.50                  $9.49
------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets

                                          [CHART]
                Satuit Capital Management Small Cap Fund
        Portfolio Holdings by Sector, as Percentage of Net Assets
                              as of 2/28/2007
                                (unaudited)



Biopharmaceuticals & Biotherapeutics (FDA approved products)            33.84%
Biopharmaceuticals & Biotherapeutics
(products in clinical development)                                      19.20%
Bioinformatics & Analysis Technologies                                  43.12%
Other assets, net                                                        3.84%


                        Industry Sectors

       SATUIT CAPITAL MANAGEMENT SMALL CAP FUND (formerly GENOMICSFUND)
                            SCHEDULE OF INVESTMENTS
                               February 28, 2007
                                  (unaudited)

      Number                                            % of      Market
      of Shares Security Description                 Net Assets   Value
      --------- --------------------                 ---------- ----------

                COMMON STOCKS:                          96.16%

                BIOPHARMACEUTICALS &
                BIOTHERAPEUTICS: (companies with FDA
                approved products)                      33.84%
        7,000   Celegene Corp.*                                 $  373,100
        8,600   Genentech, Inc.*                                   725,582
        5,300   Gilead Sciences Inc.*                              379,268
          700   Telik, Inc.*                                         4,060
                                                                ----------
                                                                 1,482,010
                                                                ----------

                BIOPHARMACEUTICALS &
                BIOTHERAPEUTICS: (companies with
                products in clinical development)       19.20%
       22,200   Alnylam Pharmaceuticals Inc.*                      417,360
       17,600   Human Genome Sciences*                             193,600
       25,200   ISIS Pharmaceuticals*                              229,824
                                                                ----------
                                                                   840,784
                                                                ----------

                BIOINFORMATICS AND ANALYSIS
                TECHNOLOGIES:                           43.12%
        5,900   Charles River Laboratories*                        270,515
        6,300   Digene Corporation*                                297,864
       18,000   Exelixis, Inc.*                                    181,260
        3,800   Gen-Probe, Inc*                                    182,476
        6,700   Inventiv Health, Inc.*                             244,349
        8,000   PDL Biopharma, Inc.*                               152,720
       45,000   Sonus Pharmaceutical*                              241,650
        7,000   Thermo Fisher Scientific, Inc.*                    316,890
                                                                ----------
                                                                 1,887,724
                                                                ----------
                TOTAL INVESTMENTS:
                (Cost: $3,634,781)                      96.16%   4,210,518
                Other assets, net of liabilities         3.84%     168,309
                                                       ------   ----------
                NET ASSETS                             100.00%  $4,378,827
                                                       ======   ==========

* Non-income producing

See Notes to Financial Statements

SATUIT CAPITAL MANAGEMENT SMALL CAP FUND (formerly GENOMICSFUND)
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $3,634,781) (Note 1)                         $  4,210,518
 Cash                                                                                       159,209
 Due from advisor (Note 2)                                                                   26,844
 Prepaid assets                                                                              13,262
                                                                                       ------------
     TOTAL ASSETS                                                                         4,409,833
                                                                                       ------------

LIABILITIES
 Payable for capital stock redeemed                                                          23,676
 Accrued 12b-1 fees                                                                              92
 Accrued administration, accounting and transfer agent fees                                   5,786
 Other accrued expenses                                                                       1,452
                                                                                       ------------
     TOTAL LIABILITIES                                                                       31,006
                                                                                       ------------

NET ASSETS                                                                             $  4,378,827
                                                                                       ============

 Net Assets Consist of:

 Paid-in-capital applicable to 1,384,306 $0.01 par value shares of beneficial interest
   outstanding; 50,000,000 shares authorized                                           $ 27,671,459
 Accumulated net investment gain (loss)                                                     (47,454)
 Accumulated net realized gain (loss) on investments                                    (23,820,915)
 Net unrealized appreciation (depreciation) of investments                                  575,737
                                                                                       ------------

 Net Assets                                                                            $  4,378,827
                                                                                       ============

 Net Asset Value Per Share
   ($4,378,827/ 1,384,306 shares outstanding)                                          $       3.16
                                                                                       ============

See Notes to Financial Statements.

SATUIT CAPITAL MANAGEMENT SMALL CAP FUND (formerly GENOMICSFUND)
STATEMENT OF OPERATIONS

Six Months Ended February 28, 2007 (unaudited)
--------------------------------------------------------------------------------

 INVESTMENT INCOME                                                  $       --
                                                                    ----------
 EXPENSES
  Investment advisory fees (Note 2)                                     24,995
  12b-1 fees (Note 2)                                                    6,249
  Custody fees                                                           3,301
  Accounting fees (Note 2)                                               7,438
  Recordkeeping and administrative services (Note 2)                    14,877
  Registration fees (Note 2)                                            10,185
  Transfer agent fees (Note 2)                                          17,170
  Shareholder servicing and reports (Note 2)                            13,267
  Professional fees                                                     26,779
  Compliance fees                                                        3,224
  Directors fees                                                         4,142
  Insurance                                                              1,307
  Miscellaneous                                                          4,929
                                                                    ----------
    Total expenses                                                     137,863
  Fee waivers and reimbursed expenses (Note 2)                         (90,409)
                                                                    ----------
  Expenses, net                                                         47,454
                                                                    ----------
  Net investment income (loss)                                         (47,454)
                                                                    ----------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment                              (827,009)
  Change in net unrealized appreciation/depreciation on investments  1,007,852
                                                                    ----------
  Net realized and unrealized gain (loss) on investments               180,843
                                                                    ----------
  Increase (decrease) in net assets from operations                 $  133,389
                                                                    ==========

See Notes to Financial Statements

SATUIT CAPITAL MANAGEMENT SMALL CAP FUND (formerly GENOMICSFUND)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      Six months
                                                                   February 28, 2007   Year ended
                                                                      (unaudited)    August 31, 2006
                                                                   ----------------- ---------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                         $   (47,454)     $  (109,174)
 Net realized gain (loss) on investments                                 (827,009)         209,424
 Change in net unrealized appreciation/depreciation on investments      1,007,852         (527,910)
                                                                      -----------      -----------
 Increase (decrease) in net assets from operations                        133,389         (427,660)
                                                                      -----------      -----------
CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold                                                              167,936        1,036,909
 Shares redeemed                                                       (1,019,002)      (1,885,541)
                                                                      -----------      -----------
 Increase (decrease) in net assets from capital share transactions       (851,066)        (848,632)
                                                                      -----------      -----------
NET ASSETS
 Increase (decrease) during period                                       (717,677)      (1,276,292)
 Beginning of period                                                    5,096,504        6,372,796
                                                                      -----------      -----------
End of period                                                         $ 4,378,827      $ 5,096,504
                                                                      ===========      ===========

See Notes to Financial Statements

SATUIT CAPITAL MANAGEMENT SMALL CAP FUND (formerly GENOMICSFUND)
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------



                                  Six months ended
                                  February 28, 2007
                                     (unaudited)         2006        2005         2004           2003           2002
                                  -----------------  ------        -------   -------        -------        -------
Net asset value beginning
  of period                            $ 3.10        $ 3.31        $  2.48   $  2.53        $  1.66        $  4.33
                                       ------        ------        -------   -------        -------        -------
Investment activities
 Net investment income
   (loss)                               (0.03)        (0.07)         (0.05)    (0.06)         (0.04)         (0.06)
 Net realized and
   unrealized gain (loss)
   on investments                        0.09         (0.14)          0.88      0.01           0.91          (2.61)
                                       ------        ------        -------   -------        -------        -------
 Total from investment
   activities                            0.06         (0.21)          0.83     (0.05)          0.87          (2.67)
                                       ------        ------        -------   -------        -------        -------
 Net asset value end of
   period                              $ 3.16        $ 3.10        $  3.31   $  2.48        $  2.53        $  1.66
                                       ======        ======        =======   =======        =======        =======
Ratios/Supplemental Data
Total Return                             1.94%        (6.34%)       (33.47%)   (1.98%)       (52.41%)       (61.66%)
                                       ======        ======        =======   =======        =======        =======
Ratio to average net assets/ (A)/
 Expenses                                1.90%*        1.96%/(B)/     1.90%     1.94%/(B)/     1.95%/(B)/     1.94%/(B)/
 Expense ratio - net                     1.90%*/(C)/   1.90%/(C)/     1.90%     1.90%/(C)/     1.90%/(C)/     1.90%/(C)/
 Net investment loss                    (0.29%)       (1.84%)/(C)/   (1.64%)   (1.82%)/(C)/   (1.90%)/(C)/   (1.90%)/(C)/
Portfolio turnover rate                  0.00%        34.60%        305.38%   159.84%        134.87%         74.15%
Net assets, end of period
  (000's)                              $4,379        $5,097        $ 6,373   $ 5,585        $ 9,798        $ 7,513

*Annualized

/(A)/ Management fee waivers and reimbursements reduced the expense ratio and reduced net investment loss ratio by 3.62% for the six months ended
February 28, 2007; 1.80% for the year ended August 31, 2006; 1.86% for the year ended August 31, 2005; 1.69% for the year ended August 31, 2004; 1.51% for the year ended August 31, 2003, and 0.89% for the year ended August 31, 2002.

/(B)/ Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and after deduction of management fee waivers and reimbursements.

/(C)/ Expense ratio - net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the Fund received.

See Notes to Financial Statements

SATUIT CAPITAL MANAGEMENT SMALL CAP FUND (formerly GENOMICSFUND)
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2007
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Satuit Capital Management Small Cap Fund (formerly GenomicsFund) (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established on March 1, 2000 as a series of TWF which has allocated to the Fund 50,000,000 of its 1,050,000,000 shares of $.01 par value common stock. Effective April 10, 2007, the Fund changed its name from GenomicsFund to Satuit Capital Management Small Cap Fund.

      The objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities of companies principally engaged in genomics or genomics-related businesses. Effective April 10, 2007, the Fund changed its investment strategy to focus on equity securities of Small Cap companies.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Valuation. The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

      In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after June 29, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

      Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. As of August 31, 2006, the Fund has a capital loss carryforward of $22,974,064 available to offset future capital gains, if any, of which $8,679,205 expires in 2010, $8,378,666 which expires in 2011, and $5,921,193 which expires in 2012.

      On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for implementation no later than June 29, 2007 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements.

      Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      Cash and cash equivalents. Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

      Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

      Pursuant to an Investment Advisory Agreement, the Advisor, Commonwealth Capital Management, LLC (CCM) provides investment services for an annual fee of 1.00% on the first $250 million average daily net assets of the Fund; 0.875% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; and, 0.75% on average daily net assets of the Fund over $500 million. CCM has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund are limited to 1.90% through August 31, 2007. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). The advisor has entered into a sub-advisory agreement with Satuit Capital Management, LLC ("SCU"), the sub-advisor, pursuant to which SCU furnishes sub-advisory services to the adviser for the benefit of the Fund. The fees of the sub-advisor are paid by the Advisor from its advisory fee. For the six months ended February 28, 2007, CCM earned and waived $24,995 in advisory fees and reimbursed expenses of $65,414. As of February 28, 2007, $26,844 was due from the advisor, which was paid in April, 2007.

      CCM may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2007 was $680,589 and expires as follows:

                            Year Expiring    Amount
                            -------------   --------
                            August 31, 2007 $120,933
                            August 31, 2008  124,666
                            August 31, 2009  123,021
                            August 31, 2010  114,816
                            August 31, 2011  106,744
                            August 31, 2012   90,409
                                            --------
                               Total        $680,589
                                            ========

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the advisor may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund or the advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund's average net assets. For the six months ended February 28, 2007, there was $6,249 of distribution expenses incurred.

      First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. No underwriting fees were received by FDCC for the six months ended February 28, 2007. FDCC also receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 28, 2007, the CDSC for Fund shares redeemed was $1,823.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $10,185 of filing and registration fees expense incurred and the $13,267 of shareholder services and reports expense incurred, CSS received $900 and $693, respectively, for these services. For other administrative services, CSS receives 0.10% of average daily net assets, with a $30,000 annual minimum. CSS received $14,877 for its services for the six months ended February 28, 2007.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $17,170 for its services for the six months ended February 28, 2007.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting Agent. CFA received $7,438 for its services for the six months ended February 28, 2007.

      Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CCM, SCM, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2007, aggregated $0 and $940,921, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions paid during the six months ended February 28, 2007 or the year ended August 31, 2006.

      As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

    Accumulated net realized gain (loss) on investments       $(22,979,064)
    Net unrealized appreciation (depreciation) on investments     (446,957)
                                                              ------------
    Total                                                     $(23,426,021)
                                                              ============

      As of August 31, 2006, cost for Federal Income tax purpose is $5,417,553 and net unrealized appreciation (depreciation) on investments consists of:

      Gross unrealized appreciation on investments              $ 348,374
      Gross unrealized depreciation on investments               (795,331)
                                                                ---------
      Net unrealized appreciation (depreciation) on investments $(446,957)
                                                                =========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Summary of capital stock transactions was:

                                Six months ended
                               February 28, 2007          Year ended
                                  (unaudited)          August 31, 2006
                             ---------------------  ---------------------
                              Shares      Value      Shares      Value
                             --------  -----------  --------  -----------
     Shares sold               50,394  $   167,936   305,057  $ 1,036,909
     Shares redeemed         (310,313)  (1,019,002) (583,941)  (1,885,541)
                             --------  -----------  --------  -----------
     Net increase (decrease) (259,919) $  (851,066) (278,884) $  (848,632)
                             ========  ===========  ========  ===========

SATUIT CAPITAL MANAGEMENT SMALL CAP FUND (formerly GENOMICSFUND)

Supplemental Information
(unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser:

   Commonwealth Capital Management, LLC
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to GenomicsFund Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholders Services at (800) 527-9525, or visit us online at www.theworldfunds.com.
                              Semi-Annual Report
                                to Shareholders

                   SATUIT CAPITAL MANAGEMENT SMALL CAP FUND
                            (formerly GENOMICSFUND)

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                           For the Six Months Ended
                               February 28, 2007

                      Semi-Annual Report to Shareholders

                         THIRD MILLENNIUM RUSSIA FUND

                  For the Six Months Ended February 28, 2007

      Fund Performance. This period saw a strong calendar 2006 year-end rally, but already two corrections in early 2007. The Fund was up 36% for calendar year 2006, making it the #5 International Stock Fund in the U.S., with a 40% CAGR record for the past five years.

      The January correction coming after the 2006 year-end rally faded into a recovery so that the Fund was back into positive territory. Thereupon, at the end of February, following the dramatic dip at the Shanghai, China stock exchange, the Russian market, as with emerging markets worldwide and the US stock market, again corrected. Bottom line, for the first part of calendar 2007, the Fund, having moved more into domestic-oriented consumer stocks, has fared better than the RTS index, which is more heavily weighted toward oil stocks.

      For the six month period ended February 28, 2007, the Fund was up 11.68%. The average annual return for the five year period ended February 28, 2007 was 35.98%.

      Russian Companies. Market volatility is belied by the continuing solid year-on-year fundamental performances of companies in your portfolio. Commodity prices remain high, even at record levels. Steel, though, fell back into the $400 a ton range which is still solidly profitable for Novolipetsk. Oil companies' output is increasing in the 4% a year range and even though market prices remain stable at about the $60 range per barrel, market sentiment is not strong for these stocks. Go figure. The fundamental performance of Lukoil, in particular, has been outstanding. In addition to Surgut and TNK-BP, we have added Imperial Energy which enjoyed a recent 150% increase in its proven oil reserves and a nice rise.

      Utility stocks have had strong recent performance which we have captured in your portfolio mainly through the performance of the nation-wide Unified Energy Systems holding and the outstanding performance of the Renaissance Capital utility fund. In addition, we invested in the Moscow Regional "disco" (distribution company).

      The increase in the consumer sector saw strong performance for the Moscow region commercial/ residential developer Open Investments and the continuing outstanding appreciation in the value of Sberbank, which has moved heavily into mortgage banking. An IT company, Sitronics, our first in that sector, joined us through its IPO.

   Another IPO addition was Eurocement which enjoys the largest market share in European Russia and we expect to continue to prosper as a result of the infrastructure construction surge in Russia. Finally, we have expanded holdings in wireline telecom stocks, adding Central Telecom and Southern Telecom to Volgatelecom and Far East Telecom which were already in the portfolio. During the period, we reduced our exposure to fertilizer and petrochemical companies.

      Rest of the Year. 2007 is off to a shaky start in the stock market but the actual businesses reflected in your portfolio are enjoying excellent growth and earnings performances. Markets reflect skittishness about the balance between inflation and recession expectations in the U.S. economy and global growth. Emerging markets get hit first in periodic "flights to quality" but the emerging world growth profile still seems healthy and demand for what the Russians export continues strong. Domestically, the performance of the Russian macro economy is simply outstanding.

      Thank you for your continuing support.

                                    John T. Connor, Jr.
                                    Portfolio Manager

                         THIRD MILLENNIUM RUSSIA FUND

Fund Expenses Example

      As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions made within 360 days of purchase and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2006 and held for the six months ended February 28, 2007.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                  Expenses Paid
                                                                 During Period*
                            Beginning Account  Ending Account   September 1, 2006
                                  Value             Value            through
A CLASS                     September 1, 2006 February 28, 2007 February 28, 2007
---------------------------------------------------------------------------------
Actual                           $1,000           $1,116.80          $14.43
---------------------------------------------------------------------------------
Hypothetical                     $1,000           $1,011.25          $13.71
(5% return before expenses)
---------------------------------------------------------------------------------

                                                                  Expenses Paid
                                                                 During Period*
                            Beginning Account  Ending Account   September 1, 2006
                                  Value             Value            through
C CLASS                     September 1, 2006 February 28, 2007 February 28, 2007
---------------------------------------------------------------------------------
Actual                           $1,000           $1,114.9           $18.35
---------------------------------------------------------------------------------
Hypothetical                     $1,000           $1,007.50          $17.42
(5% return before expenses)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                                  Expenses Paid
                                                                 During Period*
                            Beginning Account  Ending Account   September 1, 2006
                                  Value             Value            through
I CLASS                     September 1, 2006 February 28, 2007 February 28, 2007
---------------------------------------------------------------------------------
Actual                           $1,000           $1,116.1           $13.12
---------------------------------------------------------------------------------
Hypothetical                     $1,000           $1,012.50          $12.47
(5% return before expenses)
---------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets (unaudited)


                                    [CHART]

                          Third Millennium Russia Fund
      Portfolio Holdings by Industry Sector as Percentage of Net Assets
                              as of 2/28/2007
                                 (unaudited)



Agriculture                                                           4.92%
Cellular Telecommunication                                            4.97%
Consumer                                                             13.18%
Emerging Markets                                                      0.89%
Financial                                                            13.34%
Gas Distribution                                                     11.69%
Natural Resources                                                    12.70%
Oil Distribution                                                     14.41%
Oil Production                                                        4.91%
Steel                                                                 1.25%
Transportation                                                        1.90%
Utilities                                                             7.24%
Wireline Telecommunication                                            5.74%
Other assets, net

                               Industry Sector

                         THIRD MILLENNIUM RUSSIA FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               February 28, 2007
                                  (unaudited)

          Number                                           Market
          of Shares Security Description                   Value
          --------- --------------------                -------------

                    COMMON STOCK:                97.14%

                    AGRICULTURE/CHEMICALS:        4.92%
             10,000 Azot Joint GDR*                     $     482,558
            220,000 Kuybyshevazot*                            369,600
          3,030,000 Uralkaliy                               5,196,450
                                                        -------------
                                                            6,048,608
                                                        -------------

                    CELLULAR TELECOMMUNICATION:   4.97%
             60,000 Mobile Telesystems                      3,078,000
             60,000 Mobile Telesystems ADR*                   540,000
             31,000 Vimpel Communications ADR*              2,498,600
                                                        -------------
                                                            6,116,600
                                                        -------------

                    CONSUMER:                    13.18%
             45,000 Cherkizovo Group 144A                     645,750
             63,882 Kalina Concern GDR 144A                 3,015,230
             31,000 Open Investments*                       7,905,000
            200,000 Sistema Hals GDR*                       2,500,000
            100,000 Sistema Hals GDR 144A*                  1,240,000
             75,000 Sitronics GDR 144A*                       900,000
                                                        -------------
                                                           16,205,980
                                                        -------------

                    EMERGING MARKETS:             0.89%
             10,000 Renaissance Pre-IPO*                    1,090,000
                                                        -------------

                    FINANCIAL:                   13.34%
             32,000 Bank Forum*                               348,800
             50,000 Rosbank*                                  302,500
              4,500 Sberbank RF                            15,750,000
                                                        -------------
                                                           16,401,300
                                                        -------------

                    GAS DISTRIBUTION:            11.69%
            650,000 Gazprom RTS                             6,636,500
            125,000 Novatek OAO Spon GDR                    6,812,500
            183,554 Teton Energy Corporation*                 928,783
                                                        -------------
                                                           14,377,783
                                                        -------------

      Number                                                    Market
      of Shares Security Description                            Value
      --------- --------------------                         -------------

                NATURAL RESOURCES:                    12.70%
      1,331,979 Eurasia Gold Inc.*                           $   1,729,460
             40 Evrocement Group*                                  500,000
         35,000 Norilsk ADR                                      6,212,500
         26,493 Polyus Gold Company ZAO ADR*                     1,337,897
         19,000 Verkhanaya Salda Metal                           5,842,500
                                                             -------------
                                                                15,622,357
                                                             -------------

                OIL DISTRIBUTION:                     14.41%
         74,000 Lukoil ADR                                       5,846,000
        400,000 Rosneft Oil GDR*                                 3,372,000
      2,541,400 TNK BP Holding ORD                               5,667,322
        972,500 Ufaneftekhim                                     2,820,250
                                                             -------------
                                                                17,705,572
                                                             -------------

                OIL PRODUCTION:                        4.91%
        224,500 Caspian Services Inc.*                             790,240
        121,000 Imperial Energy Corp.*                           2,171,231
         52,000 Surgutneftegaz ADR                               3,081,000
                                                             -------------
                                                                 6,042,471
                                                             -------------

                STEEL:                                 1.25%
         59,104 Novolipetsk Steel GDR 144A                       1,536,704
                                                             -------------

                TRANSPORTATION:                        1.90%
          8,800 Aeroflot                                         2,332,000
                                                             -------------

                UTILITIES:                             7.24%
      1,000,000 Moscow Regional Electricity Network*               138,000
      1,796,151 Rengen SHS*                                      5,208,838
         30,000 Unified Energy System GDR                        3,561,000
                                                             -------------
                                                                 8,907,838
                                                             -------------

       Number                                                   Market
       of Shares Security Description                           Value
       --------- --------------------                        ------------

                 WIRELINE TELECOMMUNICATION:           5.74%
         10,000  Central Telecom                             $    730,000
         20,000  Far East Telecom                               2,340,000
        200,000  Rostelecom PFD*                                  586,000
        100,000  Southern Telecommunications Company              910,000
        210,000  Volgatelecom ADR                               2,494,800
                                                             ------------
                                                                7,060,800
                                                             ------------

                 TOTAL INVESTMENTS:
                 (Cost: $91,535,300)                  97.14%  119,448,013
                 Other assets, net                     2.86%    3,518,599
                                                     ------  ------------
                 NET ASSETS                          100.00% $122,966,612
                                                     ======  ============

* Non-income producing

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts.
GDR--Security represented is held by the custodian bank in the form of Global Depositary Receipts.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $91,535,300) (Note 1)                              $119,448,013
 Cash and cash equivalents                                                                      2,375,215
 Dividends receivable                                                                             801,945
 Interest receivable                                                                                6,907
 Receivable for capital stock sold                                                                245,655
 Receivable for securities sold                                                                 2,320,615
 Prepaid expenses                                                                                  27,324
                                                                                             ------------
     TOTAL ASSETS                                                                             125,225,674
                                                                                             ------------

LIABILITIES
 Payable for securities purchased                                                               1,792,378
 Payable for capital stock redeemed                                                               242,024
 Accrued advisor fees                                                                             149,692
 Accrued 12b-1 fees                                                                                 4,926
 Other accrued expenses                                                                            70,042
                                                                                             ------------
     TOTAL LIABILITIES                                                                          2,259,062
                                                                                             ------------

NET ASSETS                                                                                   $122,966,612
                                                                                             ============
 Net Assets Consist of:
 Paid-in-capital applicable to 2,279,102 $0.01 par value shares of beneficial interest
   outstanding                                                                               $ 86,642,893
 Undistributed net investment income (loss)                                                        94,884
 Accumulated net realized gain (loss) on investments and foreign currency transactions          8,295,351
 Net unrealized appreciation (depreciation) of investments and foreign currency transactions   27,933,484
                                                                                             ------------
 Net assets                                                                                  $122,966,612
                                                                                             ============

NET ASSET VALUE PER SHARE

 A Class
   ($117,531,039/2,177,908 shares outstanding; 20,000,000 authorized)                        $      53.97
                                                                                             ============

 MAXIMUM OFFERING PRICE PER SHARE ($53.97 X 100/94.25)                                       $      57.26
                                                                                             ============

 C Class
   ($2,996,974/57,036 shares outstanding; 15,000,000 authorized)                             $      52.55
                                                                                             ============

 I Class
   ($2,438,599/44,158 shares outstanding; 15,000,000 authorized)                             $      55.22
                                                                                             ============

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF OPERATIONS

Six months ended February 28, 2007 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income
 Interest                                                                                $    77,541
 Dividends (net of $305,088 foreign taxes withheld)                                        1,813,243
                                                                                         -----------
 Total investment income                                                                   1,890,784
                                                                                         -----------

EXPENSES
 Investment advisory fees (Note 2)                                             1,126,337
 12b-1 fees, Class A (Note 2)                                                    154,654
 12b-1 and service fees, Class C (Note 2)                                         13,957
 Recordkeeping and administrative services (Note 2)                              129,588
 Custodian fees                                                                  152,638
 Accounting fees                                                                  30,824
 Professional fees                                                                38,095
 Compliance Officer fees                                                           4,959
 Registration fees                                                                23,058
 Transfer agent fees (Note 2)                                                     54,400
 Shareholder servicing and reports (Note 2)                                       83,027
 Miscellaneous                                                                    45,009
                                                                               ---------
   Total expenses                                                                          1,856,546
 Less management fee waiver (Note 2)                                                         (75,197)
                                                                                         -----------
 Expenses, net                                                                             1,781,349
                                                                                         -----------
 Net investment income (loss)                                                                109,435
                                                                                         -----------

REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
  CURRENCY RELATED TRANSACTIONS
 Net realized gain (loss) on investments                                                   8,288,223
 Net realized gain (loss) on foreign currency conversions                                      7,234
 Change in net unrealized appreciation/depreciation of investments and foreign
   currency translations                                                                   5,804,309
                                                                                         -----------
 Net realized and unrealized gain (loss)                                                  14,099,766
                                                                                         -----------
 Increase (decrease) in net assets from operations                                       $14,209,201
                                                                                         ===========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Six months ended
                                                                   February 28, 2007   Year ended
                                                                      (unaudited)    August 31, 2006
                                                                   ----------------- ---------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                        $    109,435     $ (1,638,048)
 Net realized gain (loss) on investments and foreign currency
   transactions                                                         8,295,457       20,767,878
 Change in unrealized appreciation/depreciation of investments          5,804,309        5,803,960
                                                                     ------------     ------------
 Increase (decrease) in net assets resulting from operations           14,209,201       24,933,790
                                                                     ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
 Net realized gain
   A Class                                                            (19,270,396)      (5,460,043)
   C Class                                                               (417,567)         (40,778)
   I Class                                                               (402,031)        (442,150)
                                                                     ------------     ------------
 Net distributions                                                    (20,089,994)      (5,942,971)
                                                                     ------------     ------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold
   A Class                                                             20,582,684       88,201,749
   C Class                                                              1,132,216        2,572,175
   I Class                                                                125,000        3,485,129
 Shares reinvested
   A Class                                                             18,277,012        5,159,681
   C Class                                                                387,400           38,255
   I Class                                                                334,194          322,610
 Shares redeemed
   A Class                                                            (42,736,164)     (50,074,456)
   C Class                                                             (1,044,498)        (464,951)
   I Class                                                               (545,271)      (8,323,863)
                                                                     ------------     ------------
 Increase (decrease) in net assets from capital share transactions     (3,487,427)      40,916,329
                                                                     ------------     ------------

NET ASSETS
 Increase (decrease) during period                                     (9,368,220)      59,907,148
 Beginning of period                                                  132,334,832       72,427,684
                                                                     ------------     ------------
End of period, (including undistributed net investment income
  (loss) of $94,884 and ($14,551), respectively)                     $122,966,612     $132,334,832
                                                                     ============     ============

See notes to financial statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                         Class A Shares
                                        --------------------------------------------------------------------------
                                         Six months
                                           ended
                                        February 28,                        Years ended August 31,
                                            2007      ------------------------------------------------------------
                                        (unaudited)     2006/ (1)/     2005        2004          2003          2002
                                        ------------  ---------      -------   -------       -------       -------
Net asset value, beginning of period      $  56.35    $  45.44       $ 35.66   $ 30.36       $ 20.81       $ 17.31
                                          --------    --------       -------   -------       -------       -------
Investment activities
   Net investment income (loss)               0.05       (0.75)         0.10     (0.35)         0.03         (0.18)
   Net realized and unrealized gain
     (loss) on investments                    6.44       15.01         15.54      9.50         10.71          3.68
                                          --------    --------       -------   -------       -------       -------
   Total from investment activities           6.49       14.26         15.44      9.15         10.74          3.50
                                          --------    --------       -------   -------       -------       -------
Distributions
   Net investment income                        --          --            --     (0.03)           --            --
   Net realized gain                         (8.87)      (3.35)        (5.66)    (3.82)        (1.19)           --
                                          --------    --------       -------   -------       -------       -------
   Total distributions                       (8.87)      (3.35)        (5.66)    (3.85)        (1.19)           --
                                          --------    --------       -------   -------       -------       -------
Net asset value, end of period            $  53.97    $  56.35       $ 45.44   $ 35.66       $ 30.36       $ 20.81
                                          ========    ========       =======   =======       =======       =======

Ratios/Supplemental Data
Total Return                                 11.68%      32.82%        49.25%    32.15%        54.05%        20.22%
                                          ========    ========       =======   =======       =======       =======
Ratio of expenses to average net assets
Ratio to average net assets/(A)/
   Expenses/(B)/                              2.87%**     2.89%/(B)/    2.75%     2.76%/(B)/    2.79%/(B)/    2.91%/(B)/
   Expense ratio--net/(C)/                    2.75%**     2.75%/(C)/    2.75%     2.75%/(C)/    2.75%/(C)/    2.75%/(C)/
   Net investment income (loss)               4.06%**    (1.42%)       (0.28%)   (1.10%)        0.14%        (1.18%)
Portfolio turnover rate                      18.01%      99.47%        87.94%   105.60%        57.55%       140.79%
   Net assets, end of period (000's)      $117,531    $127,040       $66,165   $42,086       $21,720       $11,538

**Annualized

/(A)/ Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by .12% for the six months ended February 28, 2007; .41% for the year ended August 31, 2005, by 0.54% for the year ended August 31, 2004, 1.27% for the year ended August 31, 2003, and 2.01% for the year ended August 31, 2002.

/(B)/ Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.

/(C)/ Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the fund received.

/(1)/ Per share information has been calculated using the average number of shares outstanding.

See Notes to Financial Statements

                                                                    Class C Shares
                                               -------------------------------------------------
                                               Six months ended       Year ended
                                                 February 28,         August 31,        Period ended
                                                     2007       --------------------     August 31,
                                                 (unaudited)     2006/ (1)/     2005       2004 *
                                               ---------------- ---------     ------   ------------
Net asset value, beginning of period                $55.15       $44.83       $35.41     $ 34.32
                                                    ------       ------       ------     -------
Investment activities
   Net investment income (loss)                      (0.13)       (1.16)       (0.31)      (0.46)
   Net realized and unrealized gain (loss) on
     investments                                      6.40        14.83        15.28        5.40
                                                    ------       ------       ------     -------
   Total from investment activities                   6.27        13.67        14.97        4.94
                                                    ------       ------       ------     -------
Distributions
   Net investment income                                --           --           --       (0.03)
   Net realized gain                                 (8.87)       (3.35)       (5.55)      (3.82)
                                                    ------       ------       ------     -------
   Total distributions                               (8.87)       (3.35)       (5.55)      (3.85)
                                                    ------       ------       ------     -------
Net asset value, end of period                      $52.55       $55.15       $44.83     $ 35.41
                                                    ======       ======       ======     =======

Ratios/Supplemental Data
Total Return                                         11.49%       31.88%       48.03%      16.08%
                                                    ======       ======       ======     =======
Ratio of expenses to average net assets
Ratio to average net assets/(A)/
   Expenses/(B)/                                      3.62%**      3.64%/(B)/   3.50%       3.51%**/(B)/
   Expense ratio--net/(C)/                            3.50%**      3.50%/(C)/   3.50%       3.50%**/(C)/
   Net investment income (loss)                      (0.57%)**    (2.17%)      (1.01%)     (1.02%)**
Portfolio turnover rate                              18.01%       99.47%       87.94%     105.60%
   Net assets, end of period (000's)                $2,997       $2,664       $  396     $   146

*Commencement of operations for Class C shares was December 3, 2003.
**Annualized

/(A)/ Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by .12% for the six months ended February 28, 2007; .41% for the year ended August 31, 2005, and by 0.54% for the year ended August 31, 2004.

/(B)/ Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.

/(C)/ Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the fund received.

/(1)/ Per share information has been calculated using the average number of shares outstanding.

See Notes to Financial Statements

                                                                               Class I Shares
                                                           -----------------------------------------------
                                                           Six months ended      Year ended
                                                             February 28,        August 31,        Period ended
                                                                 2007       ----------------        August 31,
                                                             (unaudited)    2006 /(1)/    2005        2004 *
                                                           ---------------- ---------  ------     ------------
Net asset value, beginning of period                            $57.50       $45.47    $35.66       $ 35.92
                                                                ------       ------    ------       -------
Investment activities
   Net investment income (loss)                                  (0.16)       (0.71)       --         (0.14)
   Net realized and unrealized gain (loss) on investments         6.75        16.09     15.54         (0.12)
                                                                ------       ------    ------       -------
   Total from investment activities                               6.59        15.38     15.54         (0.26)
                                                                ------       ------    ------       -------
Distributions
   Net investment income                                            --           --        --            --
   Net realized gain                                             (8.87)       (3.35)    (5.73)           --
                                                                ------       ------    ------       -------
   Total distributions                                           (8.87)       (3.35)    (5.73)           --
                                                                ------       ------    ------       -------
Net asset value, end of period                                  $55.22       $57.50    $45.47       $ 35.66
                                                                ======       ======    ======       =======

Ratios/Supplemental Data
Total Return                                                     35.48%       35.46%    49.61%        11.84%
                                                                ======       ======    ======       =======
Ratio of expenses to average net assets
Ratio to average net assets/(A)/
   Expenses/(B)/                                                  2.50%**      2.64%     2.50%         2.51%**/(B)/
   Expense ratio--net/(C)/                                        2.50%**      2.50%     2.50%         2.50%**/(C)/
   Net investment income (loss)                                   0.18%**     (1.17%)   (0.02%)**     (0.85%)**
Portfolio turnover rate                                          18.01%       99.47%    87.94%       105.60%
   Net assets, end of period (000's)                            $2,439       $2,631    $5,887       $ 1,327

*Commencement of operations for Class I shares was January 30, 2004.
**Annualized

/(A)/ Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by .12% for the six months ended February 28, 2007; .41% for the year ended August 31, 2005, and by 0.54% for the year ended August 31, 2004.

/(B)/ Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.

/(C)/ Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the fund received.

/(1)/ Per share information has been calculated using the average number of shares outstanding.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2007
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 (Class A: 20,000,000; Class C: 15,000,000; Class I: 15,000,000)
of its 1,050,000,000 shares of $.01 par value common stock. Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

      Valuation. The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

      In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

      Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements.

      Currency Translation. The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

      Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      Cash and cash equivalents. Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

      Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

      Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

      The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund "supermarkets". Class C shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Class I shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class I shares redeemed within 90 days of purchase.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

      Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC ("TMIA") provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund. TMIA has contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, of average daily net assets, respectively, through August 31, 2007. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the six months ended February 28, 2007, the Advisor earned fees of $1,126,337.

      The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2007 was $860,053 and expire as follows:

                            Year Expiring    Amount
                            -------------   --------
                            August 31, 2007 $173,642
                            August 31, 2008  183,099
                            August 31, 2009  202,729
                            August 31,2010   225,386
                            August 31, 2012   75,197
                                            --------
                                            $860,053
                                            ========

      FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares for the six months ended February 28, 2007 were $40,731. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 28, 2007, the CDSC for Fund shares redeemed was $336,602.

      The Fund's Class A and Class C shares have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. For Class A shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Class A's average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C's average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the six months ended February 28, 2007, $168,611 was incurred in distribution and shareholder servicing fees.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $23,058 of registration fees expense incurred and the $83,027 of shareholder services and reports expense incurred, CSS received $2,310 and $4,465, respectively, for these services. For other administrative services, CSS receives 0.20% of average daily net assets. CSS received $129,588 for its services for the six months ended February 28, 2007.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $54,400 for its services for the six months ended February 28, 2007.

      Certain officers and/or an interested director of the Fund are also officers, principals and/or director of TMIA, CSS, CCM, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 28, 2007, were $22,960,536 and $46,605,558, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

      The tax character of distributions paid during the six months ended February 28, 2007 and the year ended August 31, 2006, respectively, was as follows:

                                    Six months ended    Year ended
                                    February 28, 2007 August 31, 2006
                                    ----------------- ---------------
           Distributions paid from:
            Long term capital gains    $20,089,994      $5,942,971
                                       ===========      ==========

      As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

     Accumulated net realized gain (loss)
       on investments and foreign currency transactions        $20,089,888
     Unrealized appreciation (depreciation)
       of investments and foreign currency transactions         22,129,175
     Post October net realized gain/(loss) on foreign currency
       transactions                                                (14,551)
                                                               -----------
                                                               $42,204,512
                                                               ===========

      Under the current law, currency losses realized after October 31 and prior to the Fund's fiscal year end will be recognized in the following year.

      As of August 31, 2006, cost for Federal Income tax purpose is $106,892,100 and net unrealized appreciation (depreciation) consists of:

         Gross unrealized appreciation                     $25,210,735
         Gross unrealized depreciation                      (3,081,560)
                                                           -----------
         Net unrealized appreciation (depreciation)
           of investment and foreign currency transactions $22,129,175
                                                           ===========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

                            Class A Shares         Class C Shares       Class I Shares
                           Six months ended       Six months ended     Six months ended
                           February 28, 2007      February 28, 2007   February 28, 2007
                        ----------------------  --------------------  -----------------
                         Shares       Value      Shares     Value     Shares    Value
                        --------  ------------  -------  -----------  ------  ---------
Shares sold              379,029  $ 20,582,684   21,303  $ 1,132,216   2,147  $ 125,000
Shares reinvested        342,138    18,277,012    7,427      387,400   6,108    334,194
Shares redeemed         (797,836)  (42,736,164) (20,007)  (1,044,498) (9,851)  (545,271)
                        --------  ------------  -------  -----------  ------  ---------
Net increase (decrease)  (76,669) $ (3,876,468)   8,723  $   475,118  (1,596) $ (86,077)
                        ========  ============  =======  ===========  ======  =========

                             Class A Shares        Class C Shares        Class I Shares
                               Year Ended            Year Ended            Year Ended
                            August 31, 2006        August 31, 2006      August 31, 2006
                        -----------------------  ------------------  ---------------------
                          Shares       Value     Shares     Value     Shares      Value
                        ---------  ------------  ------  ----------  --------  -----------
Shares sold             1,636,828  $ 88,201,749  47,334  $2,572,175    67,931  $ 3,485,129
Shares reinvested         109,292     5,159,681     822      38,255     6,849      322,610
Shares redeemed          (947,200)  (50,074,456) (8,670)   (464,951) (158,503)  (8,323,863)
                        ---------  ------------  ------  ----------  --------  -----------
Net increase (decrease)   798,920  $ 43,286,974  39,486  $2,145,479   (83,723) $(4,516,124)
                        =========  ============  ======  ==========  ========  ===========

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     Investment Adviser:

       Third Millennium Investment Advisors LLC
          1185 Avenue of the Americas
          32/nd/ Floor
          New York, New York 10036

     Distributor:

       First Dominion Capital Corp.
          8730 Stony Point Parkway, Suite 205
          Richmond, Virginia 23235

     Independent Registered Public Accounting Firm:

       Tait, Weller and Baker LLP
          1818 Market Street, Suite 2400
          Philadelphia, Pennsylvania 19103

     Transfer Agent:

     For account information, wire purchase or redemptions, call or write to Third Millennium
     Russia Fund's Transfer Agent:

         Fund Services, Inc.
          Post Office Box 26305
          Richmond, Virginia 23260
          (800) 628-4077 Toll Free

     More Information:

     For 24 hours, 7 days a week price information, and for information on any series of The World
     Funds, Inc., investment plans, and other shareholder services, call Commonwealth
     Shareholder Service at (800) 527-9525, or Visit us on the web at www.theworldfunds.com.
                                    [GRAPHIC]



                      Semi-Annual Report to Shareholders

                               THIRD MILLENNIUM
                                  RUSSIA FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                           For the Six Months Ended
                               February 28, 2007

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:


     Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Executive Officer

Date: May 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

Date: May 10, 2007